Goodwill and Other Intangible Assets - Estimated Other Intangible Assets Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets total	$ 92,206	$ 83,489	$ 46,384
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2020	93,123
2021	92,797
2022	92,687
2023	91,953
2024	91,105
Estimated other intangible assets amortization expense	$ 461,665